Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 3,144	£ 3,557
Customer deposits	451,794	441,953
Reverse repurchase agreements	44,143	32,751
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Debt securities in issue at amortised cost	45,281	52,449
Subordinated liabilities	7,211	6,935	£ 6,593
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,144	3,557
Customer deposits	452,607	442,391
Reverse repurchase agreements	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Debt securities in issue at amortised cost	45,382	52,243
Subordinated liabilities	7,304	7,160
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Reverse repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,144	3,557
Customer deposits	451,794	441,953
Reverse repurchase agreements	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Debt securities in issue at amortised cost	45,281	52,449
Subordinated liabilities	7,211	6,935
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	3,144	3,557
Customer deposits	452,607	442,391
Reverse repurchase agreements	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Debt securities in issue at amortised cost	45,382	52,243
Subordinated liabilities	£ 7,304	£ 7,160